Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

32. Subsequent events

As of the date of preparation of these consolidated financial statements, management has not identified, nor is it aware of, the occurrence or existence of any subsequent events that could potentially result in economic or financial impacts requiring disclosure.